Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.
Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On
November 4, 2010,
Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of
1933,
as amended (the “Securities Act”). On
March 27, 2012,
October 19, 2012,
December 5, 2016
and
May 31, 2017,
the Company completed
four
follow-on public offerings in the United States under the Securities Act and issued
7,500,000
common shares,
7,000,000
common shares,
12,000,000
common shares and
13,500,000
common shares, respectively, par value
$0.0001,
at a public offering price of
$14.10
per share,
$14.00
per share,
$6.00
per share and
$7.10
per share, respectively. During
2016,
the Company issued
598,400
shares, in aggregate, to Costamare Shipping Services Ltd. (Note
3
). Additionally, during the year ended
December 31, 2017,
the Company issued
598,400
shares to Costamare Shipping Services Ltd. and another
598,400
shares during the year ended
December 31, 2018 (
Note

).
On
July 6, 2016,
the Company implemented a dividend reinvestment plan (the “Plan”) (Note

). As of
December 31, 2018,
under the Plan, the Company has issued to its common stockholders
9,770,630
shares, in aggregate. As of
December 31, 2018,
the aggregate issued share capital was
112,464,230
common shares. At
December 31, 2018,
members of the Konstantakopoulos Family owned, directly or indirectly, approximately
56.1%
of the outstanding common shares, in the aggregate. Furthermore, (i) on
August 7, 2013,
the Company completed a public offering of
2,000,000
shares of its
7.625%
Series B Cumulative Redeemable Perpetual Preferred Stock (the “Series B Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share, (ii) on
January 21, 2014,
the Company completed a public offering of
4,000,000
shares of its
8.50%
Series C Cumulative Redeemable Perpetual Preferred Stock (the “Series C Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share, (iii) on
May 13, 2015,
the Company completed a public offering of
4,000,000
shares of its
8.75%
Series D Cumulative Redeemable Perpetual Preferred Stock (the “Series D Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share and (iv) on
January 30, 2018,
the Company completed a public offering of
4,600,000
shares of its
8.875%
Series E Cumulative Redeemable Perpetual Preferred Stock (the “Series E Preferred Stock”), par value
$0.0001,
at a public offering price of
$25.00
per share.

As of
December 31, 2017
and
2018,
the Company owned and/or operated a fleet of

and

container vessels, respectively, with a total carrying capacity of approximately
316,307
and
409,345
twenty
-foot equivalent units
(“
TEU”), respectively, through wholly-owned subsidiaries incorporated in the Republic of Liberia and the Republic of the Marshall Islands. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators under long, medium- and short-term time charters.

At
December 31, 2018,
Costamare had

wholly-owned subsidiaries, all incorporated in the Republic of Liberia, except ten
incorporated in the Republic of the Marshall Islands.

New revenue recognition guidance

On
January 1, 2018,
Costamare adopted the Financial Accounting Standards Board’s standard,
Revenue from Contracts with Customers (Topic

)
, as amended, using the modified retrospective method under which prior year results are not
restated, but supplemental information is provided for any material impacts of the standard on the Company’s
2018
results. The standard establishes a single revenue recognition model for all contracts with customers, eliminates industry and transaction specific requirements and expands disclosure requirements. The adoption of the standard did not
have a material impact on any of the lines reported in the Company’s consolidated financial statements and there was no
cumulative effect of adoption of the standard (Note
2
(q)).